Stock Option and Purchase Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	163,907	185,242	271,455
Shares, Granted	0	10,000	40,000
Shares, Exercised	(16,909)	(22,746)	(92,256)
Shares, Expired			(22,500)
Shares, Terminated	(2,000)	(8,589)	(11,457)
Shares, Ending Balance	144,998	163,907	185,242
Shares, Exercisable	103,798	91,103	76,699
Weighted Average Exercise Price, Beginning Balance	$ 27.97	$ 24.73	$ 27.19
Weighted Average Exercise Price, Granted		79.73	38.71
Weighted Average Exercise Price, Exercised	21.55	20.83	29.08
Weighted Average Exercise Price, Expired			58.33
Weighted Average Exercise Price, Terminated	17.59	37.43	30.61
Weighted Average Exercise Price, Ending Balance	28.86	27.97	24.73
Weighted Average Exercise Price, Exercisable	$ 21.39	$ 19.86	$ 16.91
Weighted Average Remaining Contractual Term, Outstanding, July 3, 2016	5 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 7 months 6 days	4 years 1 month 6 days	4 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding, July 3, 2016	$ 2,290
Aggregate Intrinsic Value, Exercisable	$ 2,174	$ 4,592	$ 3,769